Subsequent Events (Details) - Forecast [Member] $ / shares in Units, $ in Thousands	Apr. 10, 2024 USD ($) $ / shares shares
Subsequent Events [Line Items]
Gross proceeds (in Dollars) | $	$ 4,470
Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Warrant issued	1,248,000
Number of ordinary share	one
Exercise price per share (in Dollars per share) | $ / shares	$ 0.0001
Warrant [Member]
Subsequent Events [Line Items]
Warrant issued	2,980,000
Number of ordinary share	one
Exercise price per share (in Dollars per share) | $ / shares	$ 1.5
Common Stock [Member]
Subsequent Events [Line Items]
Shares issued	1,732,000